Expense Example {- Fidelity Sustainable Emerging Markets Equity Fund} - NF_10.31 Fidelity International Sustainable Funds AMCIZ Combo PRO-01 - Fidelity Sustainable Emerging Markets Equity Fund	Feb. 09, 2022 USD ($)
Fidelity Advisor Sustainable Emerging Markets Equity Fund: Class A
Expense Example:
1 year	$ 724
3 years	1,523
Fidelity Advisor Sustainable Emerging Markets Equity Fund: Class M
Expense Example:
1 year	526
3 years	1,392
Fidelity Advisor Sustainable Emerging Markets Equity Fund: Class C
Expense Example:
1 year	333
3 years	1,224
Fidelity Advisor Sustainable Emerging Markets Equity Fund: Class I
Expense Example:
1 year	132
3 years	933
Fidelity Advisor Sustainable Emerging Markets Equity Fund: Class Z
Expense Example:
1 year	117
3 years	$ 892